Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock Based Compensation
Summary of stock-based compensation expense

	Nine Months Ended
	September 30,
	2020	2019
Research and development	$1,544	$124
Sales and marketing	1,542	95
General and administrative	6,479	750
Total stock-based compensation expense	$9,565	$969

The following table summarizes stock-based compensation expense recognized for the years ended December 31, 2019 and 2018, as follows:

	2019	2018
Research and development	$181	$361
Sales and marketing	111	114
General and administrative	945	6,205
Total stock-based compensation expense	$1,237	$6,680

Summary of stock option activity

Stock option activity for the Plans in the nine months ended September 30, 2020 is as follows (in thousands, except for share and per share data):

		Options Outstanding
				Weighted-
				Average
	Number of	Number of	Weighted-	Remaining
	Shares Available	Shares	Average	Contractual	Aggregate
	for Issuance	Outstanding	Exercise	Term	Intrinsic
	Under the Plan	Under the Plan	Price	(Years)	Value
Balance at December 31, 2019	3,855,385	38,794,307	$0.14	7.67	$13,056
Additional shares authorized	42,303,790	—	—
Options granted	(31,629,055)	31,629,055	0.82
Options exercised(1)	—	(22,257,454)	0.68
Options canceled	7,053,029	(7,357,510)	0.39
Balance at September 30, 2020	21,583,149	40,808,398	0.33	7.61	354,489
Exercisable at December 31, 2019		20,379,015	0.06	6.85	8,492
Exercisable at September 30, 2020		20,890,313	0.08	6.39	186,721
Unvested at December 31, 2019		18,415,292	0.23	8.58	4,564
Unvested at September 30, 2020		19,918,085	0.59	8.89	167,768
(1) The number of options exercised includes early exercises related to the Executive grants noted below.

Stock option activity for the Plans in the years ended December 31, 2019 and 2018 is as follows (in thousands, except for share and per share data):

	Options Outstanding
				Weighted-
				Average
	Number of	Number of	Weighted-	Remaining
	Shares Available	Shares	Average	Contractual	Aggregate
	for Issuance	Outstanding	Exercise	Term	Intrinsic
	Under the Plan	Under the Plan	Price	(Years)	Value
Balance at December 31, 2017	32,119,990	39,849,830	$0.03	8.27	$3,068
Shares canceled due to plan termination	(27,584,900)	—	—
Additional shares authorized	16,371,625	—	—
Options granted	(13,265,217)	13,265,217	0.17
Options exercised	—	(5,402,490)	0.03
Options canceled	3,731,288	(6,337,656)	0.07
Balance at December 31, 2018	11,372,786	41,374,901	0.07	8.14	9,812
Additional shares authorized	8,000,000	—	—
Options granted	(22,851,434)	22,851,434	0.33
Options exercised(1)	—	(16,772,359)	0.25
Options canceled	7,334,033	(8,659,669)	0.12
Balance at December 31, 2019	3,855,385	38,794,307	0.14	7.67	13,056
Exercisable at December 31, 2018		18,177,953	0.04	7.21	5,093
Exercisable at December 31, 2019		20,379,015	0.06	6.85	8,492
Unvested at December 31, 2018		23,196,948	0.12	8.86	4,719
Unvested at December 31, 2019		18,415,292	0.23	8.58	4,564
(1) The number of options exercised includes early exercises related to the Executive grants noted below.

Summary of assumptions used to estimate the fair value of stock options granted and the resulting fair values

September 30, 2020
Expected volatility	47.24% – 48.93%
Risk-free interest rate	0.35% – 1.44%
Expected term (in years)	5.95 – 6.25
Expected dividend yield	—
Weighted average estimated fair value of stock options granted during the period	$2.22

The assumptions used to estimate the fair value of stock options granted and the resulting fair values for the year ended December 31, 2019 and 2018 were as follows:

	2019	2018
Expected volatility	47.17% – 55.47%	47.69% – 49.17%
Risk-free interest rate	1.57% – 2.64%	2.60% – 3.06%
Expected term (in years)	5.00 – 6.86	5.49 – 6.13
Expected dividend yield	—	—
Weighted average estimated fair value of stock options granted during the year	$0.16	$0.08